Financial Instruments - Summary of Contractual Maturities of Significant Financial Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Financial Instruments [Line Items]
Trade payables	$ 474	$ 470
Financial liability under option arrangements on an undiscounted basis (Refer to Note 2.5)	83	82
Other financial liabilities on an undiscounted basis (Refer to Note 2.5)	1,891
Other financial liabilities (excluding liabilities towards contingent consideration) on an undiscounted basis (Refer to Note 2.5)		2,116
Liability towards contingent consideration on an undiscounted basis (Refer to Note 2.5)		12
Less Than 1 Year
Disclosure Of Financial Instruments [Line Items]
Trade payables	474	470
Financial liability under option arrangements on an undiscounted basis (Refer to Note 2.5)	67	82
Other financial liabilities on an undiscounted basis (Refer to Note 2.5)	1,657
Other financial liabilities (excluding liabilities towards contingent consideration) on an undiscounted basis (Refer to Note 2.5)		1,875
Liability towards contingent consideration on an undiscounted basis (Refer to Note 2.5)		12
1-2 Years
Disclosure Of Financial Instruments [Line Items]
Other financial liabilities on an undiscounted basis (Refer to Note 2.5)	158
Other financial liabilities (excluding liabilities towards contingent consideration) on an undiscounted basis (Refer to Note 2.5)		186
2-4 Years
Disclosure Of Financial Instruments [Line Items]
Other financial liabilities on an undiscounted basis (Refer to Note 2.5)	68
Other financial liabilities (excluding liabilities towards contingent consideration) on an undiscounted basis (Refer to Note 2.5)		53
4-7 Years
Disclosure Of Financial Instruments [Line Items]
Financial liability under option arrangements on an undiscounted basis (Refer to Note 2.5)	16
Other financial liabilities on an undiscounted basis (Refer to Note 2.5)	$ 8
Other financial liabilities (excluding liabilities towards contingent consideration) on an undiscounted basis (Refer to Note 2.5)		$ 2